CONSOLIDATED STATEMENT OF PROFIT OR LOSS - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Other income	$ 1,524	$ 7,777	$ 41,960
Total revenue	1,524	7,777	41,960
Director and employee benefits expense	0	(467,220)	(1,090,634)
Net foreign exchange (losses)/gains	(4,095)	(10,874)	(339,576)
Consultants' expenses	(6,663)	(13,017)	(9,301)
Regulatory expenses	(56,029)	(40,228)	(28,645)
Travel expenses	(1,990)	(66,488)	(188,092)
Rental expenses	(9,288)	(11,986)	(17,039)
Other expenses	(121,090)	(298,617)	(586,192)
Depreciation and amortisation expenses	(1,898)	(487)	(175)
Finance costs	(2,450)	0	0
Impairment of investment in associate	0	(3,608,038)	0
(Loss)/profit before income tax	(201,979)	(4,509,178)	(2,217,694)
Income tax expense	(135)	(3,252)	(844)
(Loss)/net profit before non-controlling interest	(202,114)	(4,512,430)	(2,218,538)
Share of net (loss)/profit of associate accounted for using the equity method	0	(38,174)	(110,007)
(Loss)/profit for the year after tax	(202,114)	(4,550,604)	(2,328,545)
Profit/(Loss) attributable to:
Owners of Mission NewEnergy Ltd	(202,114)	(4,550,604)	(2,328,545)
Non-controlling interests	0	0	0
Total	$ (202,114)	$ (4,550,604)	$ (2,328,545)
Earnings per share from continuing operations attributable to the ordinary equity holders of the parent:
Basic (loss)/earnings per share (dollars)	$ (0.005)	$ (0.11)	$ (0.06)
Diluted (loss)/earnings per share (dollars)	(0.005)	(0.11)	(0.06)
Earnings per share from profits attributable to the ordinary equity holders of the parent:
Basic earnings/(loss) per share (dollars)	(0.005)	(0.11)	(0.06)
Diluted earnings/(loss) per share (dollars)	$ (0.005)	$ (0.11)	$ (0.06)